Revenue disaggregation and segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Adjusted EBITDAaL		€ 11,351	€ 10,932	€ 11,019
Restructuring costs	[1]	(370)	(164)	(703)
Interest on lease liabilities		615	488	440
Gain/(loss) on disposal of property, plant and equipment and intangible assets		199	(25)	(34)
Depreciation and amortisation on owned assets		(8,481)	(7,569)	(7,397)
Share of results of equity accounted associates and joint ventures		(382)	(123)	(96)
Impairment (charge)/reversal		0	(4,515)	64
Other (expense)/income		(88)	565	372
Operating profit/(loss)		2,844	(411)	3,665
Investment income		1,395	864	581
Financing costs		(2,375)	(1,931)	(2,626)
Profit/(loss) before taxation		1,864	€ (1,478)	€ 1,620
Indus Towers
Disclosure of operating segments [line items]
Lease assets		€ 299

[1]	Restructuring costs includes €299 million relating to depreciation on leased assets. See page 230 for more information.